CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (2,304)	$ (2,007)	$ (939)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	194	129	11
Unrealized gains (losses) arising during the period	4
Reclassification of (gains) losses to net income	(1)
Total unrealized gains (losses) on cash flow hedges	3
Retirement-related benefit plans:
Prior service costs (credits)	1		(1)
Net gains (losses) arising during the period	72	(41)	(84)
Amortization of prior service (credits) costs		(1)
Amortization of net (gains) losses	51	36	27
Total retirement-related benefit plans	127	(6)	(57)
Curtailments and settlements	3
Other comprehensive income (loss), before tax	324	123	(46)
Income tax (expense) benefit related to items of other comprehensive income (loss)	(33)	2	18
Other comprehensive income (loss), net of tax	292	125	(28)
Total comprehensive income (loss)	$ (2,013)	$ (1,883)	$ (967)